Basis of Preparation - Additional Information (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Netfin
Disclosure Of Basis Of Preparation [Line Items]
Percentage of ownership voting interest	100.00%
TFPL
Disclosure Of Basis Of Preparation [Line Items]
Description of how acquirer obtained control of acquiree	TFPL has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances: • The Sellers, who comprise all of TFPL’s shareholders, will have the largest ownership interest and voting interest in Holdco after the closing date under each of the no redemptions and maximum redemptions scenarios (as described below and in the notes hereto) with approximately 61.5% or 77.3% ownership voting interest, respectively; • Holdco’s board of directors after the business combination will initially consist of seven directors; five of whom will initially be appointed by the Sellers and two of whom will initially be appointed by Netfin; and • TFPL represents the larger entity, in terms of both revenue and total assets.
Goodwill in connection with acquisition	$ 0
Intangible assets in connection with acquisition	$ 0
TFPL | No Redemptions
Disclosure Of Basis Of Preparation [Line Items]
Percentage of ownership voting interest	61.50%
TFPL | Maximum Redemptions
Disclosure Of Basis Of Preparation [Line Items]
Percentage of ownership voting interest	77.30%